Stockholders' Deficit (Details) - Schedule of Stock Options Activity - Stock Option [Member] - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Stockholders' Deficit (Details) - Schedule of Stock Options Activity [Line Items]
Number of Options, Outstanding beginning (in Shares)	16		17
Weighted-Average Exercise Price, Outstanding beginning	$ 220,000		$ 230,000
Weighted-Average Remaining Contractual Term (Years) Outstanding beginning			3 years 8 months 15 days
Weighted-Average Grant-Date Fair Value, Outstanding beginning
Aggregate Intrinsic Value, Outstanding beginning (in Dollars)
Number of Options, Forfeited (in Shares)			(1)
Weighted-Average Exercise Price, Forfeited
Weighted-Average Grant-Date Fair Value, Forfeited
Number of Options, Outstanding ending (in Shares)	16	16
Weighted-Average Exercise Price, Outstanding ending	$ 220,000	$ 220,000
Weighted-Average Remaining Contractual Term (Years) Outstanding ending	11 months 19 days	1 year 11 months 19 days
Weighted-Average Grant-Date Fair Value, Outstanding ending
Aggregate Intrinsic Value, Outstanding ending (in Dollars)